UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	February 28, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.8% (100.0% of Total Investments)

	Education and Civic Organizations – 21.8% (14.8% of Total Investments)
$ 30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 –	7/15 at 100.00	Aa3	$ 33,304
	NPFG Insured
	Board of Governors of the University of North Carolina, Winston-Salem State University General
	Revenue Bonds, Series 2013:
2,950	5.000%, 4/01/33	4/22 at 100.00	A–	3,258,924
1,000	5.125%, 4/01/43	4/22 at 100.00	A–	1,103,920
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	5,699,650
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA	1,644,900
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
1,000	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University,	4/19 at 100.00	AA+	1,131,360
	Series 2009B, 5.000%, 10/01/38
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	601,000
250	5.000%, 3/01/28	3/22 at 100.00	AA+	296,323
500	5.000%, 3/01/29	3/22 at 100.00	AA+	589,430
500	5.000%, 3/01/32	3/22 at 100.00	AA+	582,725
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University,
	Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A2	1,777,901
1,000	5.000%, 4/01/33	4/23 at 100.00	A2	1,136,600
4,440	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University,	3/22 at 100.00	BBB	4,859,536
	Series 2012, 5.000%, 3/01/34
2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	2,564,825
	2005A, 5.000%, 10/01/41
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A,	10/23 at 100.00	Aa1	2,324,010
	5.000%, 10/01/42
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
1,530	5.000%, 4/01/15 – AMBAC Insured	No Opt. Call	A	1,537,053
290	5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	A	291,285
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,000	5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	AA–	1,054,240
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,505,718
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,582,523
10,200	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%, 12/01/36	12/17 at 100.00	AAA	11,328,936
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	A	251,153
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	Aa3	2,429,725
1,175	5.000%, 4/01/33	4/24 at 100.00	Aa3	1,376,101
1,385	5.000%, 4/01/35	4/24 at 100.00	Aa3	1,612,389
1,655	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	1,898,252
	University of North Carolina, System Pooled Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28	10/19 at 100.00	A3	1,144,040
1,000	5.375%, 10/01/29	10/19 at 100.00	A3	1,142,940
49,240	Total Education and Civic Organizations			54,758,763
	Health Care – 25.3% (17.1% of Total Investments)
2,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/19 at 100.00	AA–	3,081,980
	Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/22 at 100.00	AA–	5,829,495
	Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43
4,950	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,259,028
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	2,257,080
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
2,225	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA	2,452,017
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
3,860	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012,	5/22 at 100.00	A–	4,210,449
	5.000%, 11/01/41
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/23 at 100.00	A+	573,315
	Center, Refunding Series 2013, 5.000%, 10/01/26
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA	622,205
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	5,383,460
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,556,900
2,750	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	3,018,290
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	3,173,066
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	2,271,740
	Health System, Series 2012A, 5.000%, 6/01/42
2,335	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of	10/17 at 100.00	AA	2,361,923
	the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest	No Opt. Call	A	3,291,600
	Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape	No Opt. Call	A–	2,646,724
	Fear Valley Health System, Series 2012A, 5.000%, 10/01/27
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,276,360
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/22 at 100.00	A	3,210,489
	Center, Refunding Series 2012, 5.000%, 6/01/32
3,295	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	5/15 at 100.00	AA–	3,302,644
	2005, 5.000%, 1/01/33 – FGIC Insured
750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds,	4/18 at 100.00	BBB	819,052
	Series 2008, 6.250%, 10/01/38
1,660	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AA–	1,751,449
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured
57,615	Total Health Care			63,349,266
	Housing/Multifamily – 2.9% (1.9% of Total Investments)
3,875	Durham Housing Authority, North Carolina, Multifamily Housing Revenue Bonds, JFK Towers	No Opt. Call	A–	4,053,715
	Project, Series 2012A, 5.000%, 12/01/47
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock
	Apartments, Series 2003:
765	5.150%, 1/01/22 (Alternative Minimum Tax)	7/18 at 100.00	N/R	797,138
2,260	5.375%, 1/01/36 (Alternative Minimum Tax)	7/18 at 100.00	N/R	2,329,472
6,900	Total Housing/Multifamily			7,180,325
	Housing/Single Family – 2.1% (1.4% of Total Investments)
1,225	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	1,244,919
	7/01/33 (Alternative Minimum Tax)
2,165	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	2,307,912
	4.500%, 1/01/28
1,725	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	1,748,081
	7/01/37 (Alternative Minimum Tax)
5,115	Total Housing/Single Family			5,300,912
	Long-Term Care – 1.5% (1.0% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
700	5.400%, 10/01/27	10/16 at 100.00	N/R	726,831
1,500	5.500%, 10/01/31	10/16 at 100.00	N/R	1,552,695
900	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	A–	907,542
	5.000%, 1/01/36
450	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc.,	10/23 at 100.00	N/R	465,611
	Refunding Series 2013A, 5.000%, 10/01/33
3,550	Total Long-Term Care			3,652,679
	Materials – 0.6% (0.4% of Total Investments)
1,400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	3/17 at 100.00	BBB	1,425,690
	Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A,
	4.625%, 3/01/27
	Tax Obligation/General – 5.5% (3.7% of Total Investments)
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	Aa2	1,168,560
730	5.000%, 6/01/31	6/24 at 100.00	Aa2	850,472
	Durham, North Carolina, General Obligation Bonds, Series 2007:
2,820	5.000%, 4/01/21	4/17 at 100.00	AAA	3,072,080
1,475	5.000%, 4/01/22	4/17 at 100.00	AAA	1,609,741
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,204,171
	5.000%, 4/01/30
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	5,780,238
12,175	Total Tax Obligation/General			13,685,262
	Tax Obligation/Limited – 20.7% (14.0% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,272,694
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,866,864
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	2,656,154
	2008A, 5.000%, 6/01/33
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014,	12/24 at 100.00	AAA	2,430,687
	5.000%, 12/01/39
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B,	6/22 at 100.00	AA–	2,383,426
	5.000%, 6/01/28
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA	1,115,790
500	5.000%, 6/01/29 – AGC Insured	6/19 at 100.00	AA	556,655
946	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,016,846
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
1,065	5.000%, 4/01/29	4/22 at 100.00	A1	1,207,454
1,165	5.000%, 4/01/30	4/22 at 100.00	A1	1,316,846
1,000	5.000%, 4/01/31	4/22 at 100.00	A1	1,126,930
200	5.000%, 4/01/32	4/22 at 100.00	A1	224,842
400	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%, 2/01/27	2/19 at 100.00	AA+	441,884
	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C:
3,000	5.000%, 5/01/24	No Opt. Call	AA+	3,710,490
5,000	5.000%, 5/01/25	5/24 at 100.00	AA+	6,162,400
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series	7/21 at 100.00	AA	9,083,045
	2011, 5.000%, 7/01/41
1,135	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	1,215,880
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	1,162,010
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,477,438
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,593,275
5,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA	5,392,200
	AGM Insured
2,450	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA+	2,711,758
1,750	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	1,899,730
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
45,396	Total Tax Obligation/Limited			52,025,298
	Transportation – 19.3% (13.1% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	5,594,750
	Series 2010A, 5.000%, 7/01/39
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	11,183
	Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding
	Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	Aa3	3,411,155
3,000	5.000%, 7/01/28	7/24 at 100.00	Aa3	3,541,950
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series	7/21 at 100.00	Aa3	1,540,224
	2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/41	No Opt. Call	Aa3	1,579,798
2,725	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	3,093,338
	5.250%, 2/01/40
515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B,	2/20 at 100.00	A3	575,348
	5.000%, 2/01/29
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 – AGC Insured	1/19 at 100.00	AA	155,848
265	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA	300,348
1,650	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,862,619
7,335	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	8,298,306
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	84,369
4,355	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA	2,253,756
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	1,145,170
2,345	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,123,091
7,505	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	3,316,234
1,325	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	561,601
1,235	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A–	1,255,489
	7/01/20 – SYNCORA GTY Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
2,490	5.000%, 5/01/26	No Opt. Call	Aa3	2,892,035
4,125	5.000%, 5/01/36	5/20 at 100.00	Aa3	4,698,086
1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%,	5/17 at 100.00	AA+	1,049,160
	5/01/37 – FGIC Insured (Alternative Minimum Tax)
53,160	Total Transportation			48,343,858
	U.S. Guaranteed – 11.7% (8.0% of Total Investments) (4)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
1,840	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	2,049,300
1,725	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	1,921,219
	Craven County, North Carolina, Certificates of Participation, Series 2007:
160	5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	176,021
3,000	5.000%, 6/01/27 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	3,300,390
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+ (4)	1,407,736
	(Pre-refunded 6/01/15)
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
500	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	506,405
1,295	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,311,589
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	N/R (4)	2,091,365
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center,
	Series 2007:
500	5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	557,420
3,425	5.000%, 11/01/27 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	3,818,327
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	Aaa	4,952,804
	1/01/20 (ETM)
2,990	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 5.000%,	3/16 at 100.00	N/R (4)	3,135,583
	3/01/36 (Pre-refunded 3/01/16)
2,250	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA (4)	2,518,672
	12/01/27 (Pre-refunded 12/01/17) – AGM Insured
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
555	5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	N/R (4)	557,547
155	5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	N/R (4)	155,711
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25	6/15 at 100.00	AA+ (4)	1,012,810
	(Pre-refunded 6/01/15) – AGM Insured
26,725	Total U.S. Guaranteed			29,472,899
	Utilities – 10.0% (6.8% of Total Investments)
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke	11/20 at 100.00	Aa2	5,338,000
	Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	2,606,250
	5.250%, 1/01/20 – AMBAC Insured
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	A–	1,589,098
	5.000%, 1/01/26
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	A–	4,096,470
	5.000%, 1/01/25
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
95	6.000%, 1/01/22	No Opt. Call	A–	118,571
180	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	224,662
1,100	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	1,231,901
	2009A, 5.000%, 1/01/30
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding
	Series 2012A:
4,000	5.000%, 1/01/18	No Opt. Call	A	4,453,520
2,000	5.000%, 1/01/19	No Opt. Call	A	2,283,060
1,050	4.000%, 1/01/20	No Opt. Call	A	1,173,764
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	276,743
	5.250%, 1/01/20
1,535	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2012B,	No Opt. Call	A	1,810,962
	5.000%, 1/01/21
22,610	Total Utilities			25,203,001
	Water and Sewer – 26.4% (17.8% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	A2	1,618,049
	6/01/20 – SYNCORA GTY Insured
3,100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA	3,421,656
	4/01/31 – AGM Insured
1,145	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A,	4/22 at 100.00	AA–	1,361,760
	5.000%, 4/01/25
	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,
	Series 2008:
425	5.000%, 8/01/28	8/18 at 100.00	AA+	475,915
1,005	5.000%, 8/01/35	8/18 at 100.00	AA+	1,118,676
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/21 at 100.00	AA+	2,470,665
	2011, 5.000%, 8/01/31
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008,	7/18 at 100.00	AAA	1,114,270
	5.000%, 7/01/38
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36	2/21 at 100.00	AA	4,365,814
1,250	5.000%, 2/01/41	2/21 at 100.00	AA	1,405,762
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	9,721,526
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012,	5/22 at 100.00	AA–	1,786,771
	5.000%, 5/01/28
1,210	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 –	6/18 at 100.00	AA–	1,352,683
	NPFG Insured
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
2,020	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	2,368,329
1,020	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA	1,190,411
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA	704,070
2,100	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA	2,470,671
1,400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	5/15 at 100.00	A+	1,405,530
	6/01/23 – SYNCORA GTY Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	643,704
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,865,840
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28	3/23 at 100.00	AAA	5,963,100
3,785	5.000%, 3/01/43	3/23 at 100.00	AAA	4,340,827
4,010	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A,	3/16 at 100.00	AAA	4,192,575
	5.000%, 3/01/36
9,900	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	10,745,856
	5.000%, 6/01/37
58,855	Total Water and Sewer			66,104,460
$ 342,741	Total Long-Term Investments (cost $343,787,137)			370,502,413
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (49.9)% (5)			(125,000,000)
	Other Assets Less Liabilities – 2.1% (6)			5,175,982
	Net Assets Applicable to Common Shares – 100%			$ 250,678,395

Investments in Derivatives as of February 28, 2015
Credit Default Swaps outstanding:
			Current					Unrealized
	Reference	Buy/Sell	Credit	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Entity	Protection (7)	Spread (8)	Amount	(Annualized)	Date	Value	(Depreciation)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	30.0%	$3,020,000	5.000%	12/20/19	$848,837	$154,159

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$370,502,413	$ —	$370,502,413
Investments in Derivatives:
Credit Default Swaps*	—	154,159	—	154,159
Total	$ —	$370,656,572	$ —	$370,656,572
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $343,611,286.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$27,226,210
Depreciation	(335,083)
Net unrealized appreciation (depreciation) of investments	$26,891,127

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.7%.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of the over-the-counter derivatives as exchange-cleared and exchange-traded derivatives, when applicable.
(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity.
Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2015